Related party transactions - Summary of Transactions Due From Related Parties (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Jan. 31, 2021	Dec. 31, 2019
Fei Wang [Member] | One Year Loan Agreement [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Debt Instrument, Face Amount	¥ 0.5
Debt Instrument, Interest Rate, Stated Percentage	4.00%
Debt Instrument, Number of Stock Options Collateralized	515,000
Di (Jackie) Chen [Member] | Twelve Month Interest Free Loan Agreement [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Debt Instrument, Face Amount		¥ 0.7